Lease liabilities (non-current and current) - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Increase (decrease) in lease liability	€ 26,254	€ 22,015
COVID-19-related rent concessions	€ 635	€ 1,515	€ 1,799
Bottom Of Range [Member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	3.00%	3.00%
Top of Range [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Borrowings interest rate	12.00%	12.00%